Harbor International Fund Investment Objectives and Goals - Harbor International Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Harbor International FundFund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, principally from growth of capital.